Stock-Based Compensation (Summary of Activity Related to Employee Restricted Share Units) (Details) - Restricted Share Unit Plan - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 32
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	508,468
Share Unit Plans: Granted including DRIP	236,537
Share Unit Plans: Exercised	(171,537)
Share Unit Plans: Forfeited	(10,827)
Share Unit Plans: Outstanding and exercisable, Ending Balance	562,641
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 56.25
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	52.07
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	54.62
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	54.76
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 55.01
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value		$ 30